Vanguard® Ultra-Short-Term Bond Fund
Schedule of Investments (unaudited)
As of April 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (2.3%)
U.S. Government Securities (2.3%)
[1,2,3]	United States Treasury Note/Bond	2.625%	12/31/23	300,000	300,094
	United States Treasury Note/Bond	0.875%	1/31/24	107,000	103,740
Total U.S. Government and Agency Obligations (Cost $413,808)					403,834
Asset-Backed/Commercial Mortgage-Backed Securities (15.7%)
[4,5]	American Credit Acceptance Receivables Trust Class A Series 2021-2	0.370%	10/15/24	2,320	2,319
[4,5]	American Credit Acceptance Receivables Trust Class A Series 2021-3	0.330%	6/13/25	9,936	9,922
[4,5]	American Credit Acceptance Receivables Trust Class A Series 2021-4	0.450%	9/15/25	10,135	10,024
[4,5]	American Credit Acceptance Receivables Trust Class B Series 2020-3	1.150%	8/13/24	1,594	1,593
[4,5]	American Credit Acceptance Receivables Trust Class B Series 2020-4	0.850%	12/13/24	8,474	8,471
[4,5]	American Credit Acceptance Receivables Trust Class B Series 2021-1	0.610%	3/13/25	5,442	5,434
[4,5]	American Credit Acceptance Receivables Trust Class B Series 2021-2	0.680%	5/13/25	3,500	3,490
[4,5]	American Credit Acceptance Receivables Trust Class B Series 2021-3	0.660%	2/13/26	11,750	11,664
[4,5]	American Credit Acceptance Receivables Trust Class B Series 2021-4	0.860%	2/13/26	9,200	8,895
[5]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-2	0.260%	11/18/24	16,592	16,466
[5]	AmeriCredit Automobile Receivables Trust Class A2 Series 2021-3	0.410%	2/18/25	23,648	23,460
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-2	0.660%	12/18/24	4,122	4,101
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2020-3	0.530%	6/18/25	13,020	12,894
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-1	0.370%	8/18/25	14,240	14,043
[5]	AmeriCredit Automobile Receivables Trust Class A3 Series 2021-2	0.340%	12/18/26	8,320	8,088
[5]	AmeriCredit Automobile Receivables Trust Class B Series 2019-3	2.130%	7/18/25	23,085	23,076
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2018-2	3.590%	6/18/24	2,525	2,537
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	2,520	2,444
[4,5]	ARI Fleet Lease Trust Class A2 Series 2020-A	1.770%	8/15/28	2,443	2,442
[4,5]	ARI Fleet Lease Trust Class A2 Series 2021-A	0.370%	3/15/30	7,500	7,385

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	ARI Fleet Lease Trust Class A2 Series 2022-A	3.120%	1/15/31	3,530	3,517
[5]	ARI Fleet Lease Trust Class A3 Series 2022-A	3.430%	1/15/31	1,950	1,934
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-1A	3.070%	9/20/23	21,863	21,905
[4,5]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2017-2A	2.970%	3/20/24	9,350	9,363
[5]	BMW Vehicle Lease Trust Class A2 Series 2022-1	0.670%	5/28/24	24,650	24,426
[5]	BMW Vehicle Owner Trust Class A4 Series 2020-A	0.620%	4/26/27	4,230	4,079
[4,5,6]	Brass No. 10 plc Class A1 Series 10A	0.669%	4/16/69	11,569	11,212
[5,6]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	1.298%	2/25/30	37	37
[4,5]	Canadian Pacer Auto Receivables Trust Class A2A Series 2021-1A	0.240%	10/19/23	6,035	6,005
[5]	Capital One Prime Auto Receivables Trust Class A2 Series 2021-1	0.320%	2/18/25	20,031	19,831
[5]	CarMax Auto Owner Trust Class A2 Series 2022-1	0.910%	2/18/25	29,080	28,725
[5]	CarMax Auto Owner Trust Class A2A Series 2021-2	0.270%	6/17/24	4,761	4,743
[5]	CarMax Auto Owner Trust Class A2A Series 2021-3	0.290%	9/16/24	11,514	11,445
[5]	CarMax Auto Owner Trust Class A2A Series 2021-4	0.240%	11/15/24	20,935	20,775
[5]	CarMax Auto Owner Trust Class A3 Series 2019-1	3.050%	3/15/24	291	291
[5]	CarMax Auto Owner Trust Class A3 Series 2020-3	0.620%	3/17/25	32,360	32,064
[5]	CarMax Auto Owner Trust Class A3 Series 2022-2	3.490%	2/16/27	3,680	3,683
[5]	CarMax Auto Owner Trust Class A4 Series 2020-3	0.770%	3/16/26	4,660	4,486
[5]	Carvana Auto Receivables Trust Class A2 Series 2021-P3	0.380%	1/10/25	15,290	15,160
[5]	Carvana Auto Receivables Trust Class A3 Series 2022-P1	3.350%	2/10/27	5,700	5,616
[4,5]	Chesapeake Funding II LLC Class A1 Series 2019-1A	2.940%	4/15/31	6,284	6,293
[4,5]	Chesapeake Funding II LLC Class A1 Series 2020-1A	0.870%	8/15/32	8,973	8,851
[5]	CNH Equipment Trust Class A2 Series 2021-C	0.330%	1/15/25	18,510	18,295
[5]	CNH Equipment Trust Class A3 Series 2020-A	1.160%	6/16/25	4,905	4,859
[5]	CNH Equipment Trust Class A4 Series 2020-A	1.510%	4/15/27	2,250	2,184
[5]	COMM Mortgage Trust Class A2 Series 2014-CR14	3.147%	2/10/47	27	27
[5]	COMM Mortgage Trust Class ASB Series 2014-CCRE16	3.653%	4/10/47	2,424	2,448
[4,5,6,7]	Connecticut Avenue Securities Trust Class 1M1 Series 2021-R01, SOFR + 0.750%	1.039%	10/25/41	17,356	17,242
[4,5]	Dell Equipment Finance Trust Class A2 Series 2020-2	0.470%	10/24/22	1,913	1,912
[4,5]	Dell Equipment Finance Trust Class A2 Series 2021-1	0.330%	5/22/26	17,632	17,506

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Dell Equipment Finance Trust Class A2 Series 2021-2	0.330%	12/22/26	13,690	13,502
[4,5]	Dell Equipment Finance Trust Class A3 Series 2020-2	0.570%	10/23/23	23,000	22,786
[4,5]	DLLAA LLC Class A2 Series 2021-1A	0.360%	5/17/24	10,751	10,659
[4,5]	DLLAD LLC Class A2 Series 2021-1A	0.350%	9/20/24	18,312	18,036
[4,5]	Dllmt LLC Class A2 Series 2021-1	0.600%	3/20/24	23,590	23,315
[5]	DLLST LLC Class A3 Series 2022-1A	3.400%	1/21/25	11,000	11,004
[5]	DLLST LLC Class A4 Series 2022-1A	3.690%	9/20/28	2,810	2,811
[4,5]	Donlen Fleet Lease Funding 2 LLC Class A2 Series 2021-2	0.560%	12/11/34	9,491	9,284
[5]	Drive Auto Receivables Trust Class A2 Series 2021-2	0.360%	5/15/24	3,093	3,087
[5]	Drive Auto Receivables Trust Class A3 Series 2021-1	0.440%	11/15/24	3,925	3,923
[5]	Drive Auto Receivables Trust Class A3 Series 2021-2	0.350%	3/17/25	29,260	29,051
[5]	Drive Auto Receivables Trust Class A3 Series 2021-3	0.790%	10/15/25	28,840	28,160
[5]	Drive Auto Receivables Trust Class B Series 2021-1	0.650%	7/15/25	14,500	14,417
[5]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	1,520	1,515
[5]	Drive Auto Receivables Trust Class D Series 2018-3	4.300%	9/16/24	2,987	3,001
[5]	Drive Auto Receivables Trust Class D Series 2018-5	4.300%	4/15/26	5,213	5,253
[5]	Drive Auto Receivables Trust Class D Series 2019-1	4.090%	6/15/26	1,233	1,241
[5]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	2,130	2,115
[5]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	2,130	2,118
[4,5]	DT Auto Owner Trust Class A Series 2020-3A	0.540%	4/15/24	2,346	2,343
[4,5]	DT Auto Owner Trust Class A Series 2021-1A	0.350%	1/15/25	5,734	5,715
[4,5]	DT Auto Owner Trust Class A Series 2021-2A	0.410%	3/17/25	10,398	10,330
[4,5]	DT Auto Owner Trust Class A Series 2021-3A	0.330%	4/15/25	18,454	18,260
[4,5]	DT Auto Owner Trust Class A Series 2021-4	0.560%	9/15/25	11,454	11,297
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2020-2	0.610%	7/20/26	13,901	13,605
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-1	0.440%	12/21/26	5,555	5,414
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-2	0.480%	5/20/27	16,336	15,802
[4,5]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	12,820	12,392
[5]	Exeter Automobile Receivables Trust Class A2 Series 2021-3A	0.340%	1/16/24	1,982	1,981
[5]	Exeter Automobile Receivables Trust Class A3 Series 2021-2A	0.300%	10/15/24	5,952	5,942
[5]	Exeter Automobile Receivables Trust Class A3 Series 2021-3A	0.350%	2/18/25	18,880	18,746
[5]	Exeter Automobile Receivables Trust Class A3 Series 2021-4A	0.680%	7/15/25	20,610	20,295
[5]	Exeter Automobile Receivables Trust Class A3 Series 2022-2A	2.800%	11/17/25	18,000	17,945

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5,6,7]	Fannie Mae Connecticut Avenue Securities Class 2M1 Series 2021-R02, SOFR + 0.900%	1.189%	11/25/41	24,465	24,484
[4,5]	Flagship Credit Auto Trust Class A Series 2020-2	1.490%	7/15/24	201	200
[4,5]	Flagship Credit Auto Trust Class A Series 2020-3	0.700%	4/15/25	6,042	6,022
[4,5]	Flagship Credit Auto Trust Class A Series 2021-1	0.310%	6/16/25	5,661	5,617
[4,5]	Flagship Credit Auto Trust Class A Series 2021-2	0.370%	12/15/26	16,967	16,737
[4,5]	Flagship Credit Auto Trust Class A Series 2021-3	0.360%	7/15/27	29,021	28,387
[4,5]	Flagship Credit Auto Trust Class A Series 2021-4	0.810%	7/17/26	16,769	16,299
[5]	Ford Credit Auto Lease Trust Class A2 Series 2021-B	0.240%	4/15/24	7,021	6,958
[5]	Ford Credit Auto Lease Trust Class A3 Series 2020-B	0.620%	8/15/23	19,194	19,169
[5]	Ford Credit Auto Lease Trust Class A3 Series 2021-B	0.370%	10/15/24	43,720	42,501
[5]	Ford Credit Auto Lease Trust Class A4 Series 2020-B	0.690%	10/15/23	7,150	7,118
[5]	Ford Credit Auto Lease Trust Class A4 Series 2022-A	3.370%	7/15/25	2,630	2,628
[5]	Ford Credit Auto Lease Trust Class B Series 2020-B	1.000%	11/15/23	4,790	4,757
[5]	Ford Credit Auto Lease Trust Class C Series 2021-A	0.780%	9/15/25	10,450	10,153
[5]	Ford Credit Auto Lease Trust Class C Series 2022-A	4.180%	10/15/25	8,350	8,345
[4,5]	Ford Credit Auto Owner Trust Class A Series 2018-2	3.470%	1/15/30	23,140	23,282
[5]	Ford Credit Auto Owner Trust Class A3 Series 2020-A	1.040%	8/15/24	4,584	4,556
[5]	Ford Credit Auto Owner Trust Class A3 Series 2020-B	0.560%	10/15/24	40,135	39,770
[5]	Ford Credit Auto Owner Trust Class A4 Series 2019-A	2.850%	8/15/24	9,920	9,963
[5]	Ford Credit Auto Owner Trust Class A4 Series 2020-A	1.350%	7/15/25	2,340	2,292
[5]	Ford Credit Auto Owner Trust Class A4 Series 2021-A	0.300%	4/15/24	3,500	3,441
[5]	Ford Credit Floorplan Master Owner Trust A Class C Series 2020-1	1.420%	9/15/25	4,790	4,655
[5]	Ford Credit Floorplan Master Owner Trust Class A Series 2017-3	2.480%	9/15/24	8,875	8,893
[5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2019-3	2.230%	9/15/24	17,743	17,763
[5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2020-1	0.700%	9/15/25	52,100	50,374
[5]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	6,730	6,582
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA5, SOFR30A + 0.650%	0.939%	1/25/34	57	57
[4,5,6,7]	Freddie Mac STACR REMIC Trust Class M1 Series 2021-DNA6, SOFR30A + 0.800%	1.089%	10/25/41	19,430	19,215
[4,5]	GLS Auto Receivables Issuer Trust Class A Series 2021-1A	0.340%	5/15/24	1,370	1,369

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	GLS Auto Receivables Issuer Trust Class A Series 2021-3A	0.420%	1/15/25	13,184	13,063
[4,5]	GLS Auto Receivables Issuer Trust Class A Series 2021-4A	0.840%	7/15/25	20,792	20,564
[4,5]	GLS Auto Receivables Trust Class A Series 2021-2A	0.310%	11/15/24	7,576	7,544
[4,5]	GLS Auto Receivables Trust Class A Series 2022-1A	1.980%	8/15/25	16,805	16,724
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2020-2	0.800%	7/20/23	8,154	8,138
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2020-3	0.450%	8/21/23	16,354	16,296
[5]	GM Financial Automobile Leasing Trust Class A3 Series 2021-2	0.340%	5/20/24	37,500	36,841
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2020-2	1.010%	7/22/24	2,010	1,999
[5]	GM Financial Automobile Leasing Trust Class A4 Series 2020-3	0.510%	10/21/24	6,440	6,376
[5]	GM Financial Automobile Leasing Trust Class C Series 2020-2	2.560%	7/22/24	1,180	1,175
[5]	GM Financial Automobile Leasing Trust Class D Series 2020-2	3.210%	12/20/24	1,680	1,679
[5]	GM Financial Automobile Leasing Trust Class D Series 2020-3	1.710%	2/20/25	4,760	4,670
[5]	GM Financial Consumer Automobile Receivables Trust Class A2 Series 2022-1	0.760%	2/18/25	20,790	20,593
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2020-2	1.490%	12/16/24	9,381	9,345
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2018-3	3.160%	1/16/24	5,704	5,712
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2020-2	1.740%	8/18/25	9,000	8,789
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	2,100	1,992
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	900	862
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2020-1	0.680%	8/15/25	10,940	10,619
[4,5]	GMF Floorplan Owner Revolving Trust Class A Series 2020-2	0.690%	10/15/25	29,460	28,453
[4,5]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	1,670	1,620
[4,5]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	1,360	1,324
[4,5,6]	Gosforth Funding plc Class A1 Series 2018-1A, 3M USD LIBOR + 0.450%	0.948%	8/25/60	2,073	2,073
[5,6]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	4,719	4,702
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2021-A	0.370%	4/15/26	10,330	10,127
[5]	Harley-Davidson Motorcycle Trust Class A3 Series 2022-A	3.060%	2/15/27	5,660	5,587
[4,5]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	14,780	14,593
[4,5]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	2,760	2,743
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2019-1	2.830%	3/20/23	285	285
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2019-4	1.870%	1/20/26	1,900	1,889

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2020-2	1.090%	10/15/26	4,730	4,621
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2020-3	0.460%	4/19/27	10,740	10,338
[4,5]	HPEFS Equipment Trust Class A2 Series 2021-1A	0.270%	3/20/31	17,567	17,491
[4,5]	HPEFS Equipment Trust Class A2 Series 2021-2A	0.300%	9/20/28	14,078	13,979
[4,5]	HPEFS Equipment Trust Class A2 Series 2022-1A	1.020%	5/21/29	14,500	14,291
[4,5]	HPEFS Equipment Trust Class A3 Series 2021-2A	0.360%	9/20/28	10,500	10,198
[4,5]	Hyundai Auto Lease Securitization Trust Class A2 Series 2021-C	0.240%	1/16/24	32,069	31,718
[4,5]	Hyundai Auto Lease Securitization Trust Class A2 Series 2022-A	0.810%	4/15/24	28,160	27,744
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2020-B	0.510%	9/15/23	25,130	25,039
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-A	0.330%	1/16/24	19,500	19,294
[4,5]	Hyundai Auto Lease Securitization Trust Class A3 Series 2021-B	0.330%	6/17/24	3,970	3,877
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2020-B	0.580%	6/17/24	5,030	4,961
[4,5]	Hyundai Auto Lease Securitization Trust Class A4 Series 2021-A	0.420%	12/16/24	4,280	4,191
[5]	Hyundai Auto Receivables Trust Class A2A Series 2021-C	0.360%	10/15/24	10,710	10,608
[5]	Hyundai Auto Receivables Trust Class A3 Series 2020-B	0.480%	12/16/24	17,214	17,065
[5]	Hyundai Auto Receivables Trust Class A4 Series 2019-B	2.000%	4/15/25	4,727	4,701
[5]	Hyundai Auto Receivables Trust Class A4 Series 2020-A	1.720%	6/15/26	9,260	9,034
[5]	Hyundai Auto Receivables Trust Class A4 Series 2020-B	0.620%	12/15/25	8,020	7,713
[5]	John Deere Owner Trust Class A3 Series 2020-B	0.510%	11/15/24	10,911	10,766
[5]	John Deere Owner Trust Class A4 Series 2020-B	0.720%	6/15/27	3,820	3,649
[4,5]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-1	0.875%	9/25/28	14,824	14,479
[4,5]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-2	0.889%	12/26/28	9,025	8,780
[4,5]	JPMorgan Chase Bank NA - CACLN Class B Series 2021-3	0.760%	2/26/29	15,893	15,304
[4,5]	JPMorgan Chase Bank NA - CACLN Class C Series 2020-2	1.139%	2/25/28	1,442	1,416
[4,5]	JPMorgan Chase Bank NA - CACLN Class C Series 2021-1	1.024%	9/25/28	9,191	8,963
[4,5]	JPMorgan Chase Bank NA Class B Series 2020-1	0.991%	1/25/28	8,890	8,767
[4,5]	JPMorgan Chase Bank NA Class C Series 2020-1	1.389%	1/25/28	931	919
[4,5]	JPMorgan Chase Bank NA Class D Series 2020-1	1.886%	1/25/28	731	721
[4,5]	Kubota Credit Owner Trust Class A3 Series 2020-1	1.960%	3/15/24	5,553	5,533
[4,5]	Kubota Credit Owner Trust Class A3 Series 2020-2	0.590%	10/15/24	17,700	17,366

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4,5]	Kubota Credit Owner Trust Class A4 Series 2020-2	0.730%	6/15/26	4,810	4,567
[4,5,6]	Lanark Master Issuer plc Class 1A Series 2020-1A	2.277%	12/22/69	720	713
[4,5]	Master Credit Card Trust II Class A Series 2020-1	1.990%	9/21/24	5,320	5,291
[5]	Mercedes-Benz Auto Lease Trust Class A3 Series 2021-B	0.400%	11/15/24	20,110	19,531
[5]	Mercedes-Benz Auto Lease Trust Class A4 Series 2020-B	0.500%	6/15/26	4,775	4,675
[4,5]	MMAF Equipment Finance LLC Class A2 Series 2020-A	0.740%	4/9/24	5,310	5,245
[5]	Nissan Auto Lease Trust Class A2 Series 2021-A	0.300%	12/15/23	28,361	28,027
[5]	Nissan Auto Lease Trust Class A3 Series 2020-B	0.430%	10/16/23	25,728	25,648
[5]	Nissan Auto Lease Trust Class A3 Series 2021-A	0.520%	8/15/24	27,760	26,978
[5]	Nissan Auto Lease Trust Class A4 Series 2020-B	0.490%	1/15/26	6,930	6,835
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2019-B	2.500%	11/15/23	2,255	2,258
[5]	Nissan Auto Receivables Owner Trust Class A3 Series 2020-A	1.380%	12/16/24	14,223	14,144
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2018-C	3.270%	6/16/25	1,870	1,879
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-A	1.700%	5/17/27	6,830	6,655
[5]	Nissan Auto Receivables Owner Trust Class A4 Series 2020-B	0.710%	2/16/27	7,030	6,806
[4,5,6]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	1.434%	1/16/60	1,438	1,437
[4,5,6]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	1.594%	6/20/60	2,814	2,810
[4,5,6]	Pepper Residential Securities Trust No. 24 Class A1U Series 24A, 1M USD LIBOR + 0.900%	1.454%	11/18/60	2,522	2,527
[4,5]	PFS Financing Corp. Class A Series 2020-A	1.270%	6/15/25	4,100	4,017
[4,5,6]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	1.288%	12/5/59	2,199	2,196
[4,5,6]	RESIMAC Bastille Trust Class A1B Series 2021-2NCA, SOFR + 0.740%	0.863%	2/3/53	15,913	15,803
[4,5]	RESIMAC Premier Class A1B Series 2020-1	1.274%	2/7/52	2,804	2,801
[4,5]	Santander Bank NA - SBCLN Class B Series 2021-1A	1.833%	12/15/31	13,395	13,146
[4,5]	Santander Consumer Auto Receivables Trust Class A Series 2020-A	1.370%	10/15/24	2,012	2,010
[5]	Santander Drive Auto Receivables Trust Class A2 Series 2021-4	0.370%	8/15/24	18,357	18,286
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2021-1	0.320%	9/16/24	4,496	4,493
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2021-2	0.340%	2/18/25	8,794	8,770
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2021-3	0.330%	3/17/25	27,890	27,716
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2021-4	0.510%	8/15/25	20,500	20,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2022-2	2.980%	10/15/26	8,800	8,717
[5]	Santander Drive Auto Receivables Trust Class B Series 2021-2	0.590%	9/15/25	12,500	12,341
[5]	Santander Drive Auto Receivables Trust Class B Series 2021-3	0.600%	12/15/25	16,000	15,782
[5]	Santander Drive Auto Receivables Trust Class B Series 2022-2	3.440%	9/15/27	10,000	9,832
[5]	Santander Drive Auto Receivables Trust Class C Series 2020-2	1.460%	9/15/25	6,120	6,100
[5]	Santander Drive Auto Receivables Trust Class C Series 2020-3	1.120%	1/15/26	11,050	10,949
[5]	Santander Drive Auto Receivables Trust Class C Series 2021-1	0.750%	2/17/26	7,620	7,511
[5]	Santander Drive Auto Receivables Trust Class D Series 2018-3	4.070%	8/15/24	8,079	8,107
[5]	Santander Drive Auto Receivables Trust Class D Series 2018-4	3.980%	12/15/25	7,272	7,305
[5]	Santander Drive Auto Receivables Trust Class D Series 2018-5	4.190%	12/16/24	5,803	5,827
[4,5]	Santander Retail Auto Lease Trust Class A2 Series 2021-B	0.310%	1/22/24	21,327	21,138
[4,5]	Santander Retail Auto Lease Trust Class A2 Series 2021-C	0.290%	4/22/24	26,940	26,691
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2021-B	0.510%	8/20/24	22,600	21,778
[4,5]	Santander Retail Auto Lease Trust Class A3 Series 2021-C	0.500%	3/20/25	16,890	16,309
[4,5]	Santander Retail Auto Lease Trust Class A4 Series 2020-B	0.650%	12/20/24	9,950	9,546
[5]	Santander Retail Auto Lease Trust Class A4 Series 2022-B	3.330%	10/20/26	4,050	4,021
[5]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	4,790	4,787
[5]	Synchrony Card Funding LLC Class A Series 2022-A1	3.370%	4/17/28	11,090	11,065
[5]	Synchrony Credit Card Master Note Trust Class A Series 2017-2	2.620%	10/15/25	1,970	1,976
[4,5]	Tesla Auto Lease Trust Class A2 Series 2021-B	0.360%	9/22/25	26,925	26,437
[4,5]	Tesla Auto Lease Trust Class A3 Series 2020-A	0.680%	12/20/23	20,695	20,497
[4,5]	Tesla Auto Lease Trust Class A4 Series 2020-A	0.780%	12/20/23	1,270	1,247
[4,5]	Tesla Auto Lease Trust Class B Series 2020-A	1.180%	1/22/24	2,080	2,056
[4,5]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	1,050	1,039
[4,5]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	860	845
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2020-A	1.660%	5/15/24	3,193	3,184
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-B	1.660%	9/15/25	4,460	4,372
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2020-C	0.570%	10/15/25	7,530	7,240
[4,5]	Toyota Lease Owner Trust Class A2 Series 2021-A	0.270%	9/20/23	10,718	10,655
[4,5]	Toyota Lease Owner Trust Class A3 Series 2021-B	0.420%	10/21/24	19,800	19,143
[5]	Verizon Master Trust Class B Series 2022-1	1.270%	1/20/27	10,135	9,887

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Verizon Master Trust Class B Series 2022-1	1.390%	1/20/27	4,700	4,584
[5]	Verizon Owner Trust Class A Series 2020-B	0.470%	2/20/25	43,360	42,689
[5]	Verizon Owner Trust Class A1A Series 2019-A	2.930%	9/20/23	3,137	3,140
[5]	Verizon Owner Trust Class A1A Series 2019-B	2.330%	12/20/23	926	928
[5]	Verizon Owner Trust Class A1A Series 2020-A	1.850%	7/22/24	32,414	32,382
[5]	Verizon Owner Trust Class B Series 2020-A	1.980%	7/22/24	16,280	16,113
[5]	Verizon Owner Trust Class B Series 2020-B	0.680%	2/20/25	13,620	13,107
[5]	Verizon Owner Trust Class C Series 2019-C	2.160%	4/22/24	11,000	10,943
[5]	Verizon Owner Trust Class C Series 2020-A	2.060%	7/22/24	14,500	14,397
[5]	Verizon Owner Trust Class C Series 2020-B	0.830%	2/20/25	21,010	20,174
[5]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2018-2	3.330%	2/20/25	2,347	2,349
[5]	Volkswagen Auto Loan Enhanced Trust Class A4 Series 2020-1	1.260%	8/20/26	3,590	3,496
[4,5]	Volvo Financial Equipment LLC Class A3 Series 2020-1A	0.510%	10/15/24	24,000	23,581
[4,5]	Volvo Financial Equipment LLC Class A4 Series 2020-1A	0.600%	3/15/28	4,700	4,439
[4,5]	Westlake Automobile Receivables Trust Class A2A Series 2021-1A	0.390%	10/15/24	19,849	19,746
[4,5]	Westlake Automobile Receivables Trust Class A2A Series 2021-2A	0.320%	4/15/25	19,136	18,923
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2021-3A	0.950%	6/16/25	32,220	31,269
[4,5]	Westlake Automobile Receivables Trust Class A3 Series 2022-1A	2.420%	7/15/25	28,100	27,696
[4,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2022-1A	2.470%	10/18/36	4,040	3,988
[4,5]	Wheels SPV 2 LLC Class A2 Series 2020-1A	0.510%	8/20/29	5,521	5,470
[4,5]	Wheels SPV 2 LLC Class A3 Series 2020-1A	0.620%	8/20/29	3,475	3,335
[5]	World Omni Auto Receivables Trust Class A2 Series 2021-D	0.350%	12/16/24	19,471	19,307
[5]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.700%	1/17/23	32,585	32,592
[5]	World Omni Auto Receivables Trust Class A3 Series 2020-A	1.100%	4/15/25	939	933
[5]	World Omni Automobile Lease Securitization Trust Class A4 Series 2022-A	3.340%	6/15/27	1,200	1,192
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2020-B	0.700%	2/17/26	5,000	4,886
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	3,890	3,865
[5]	World Omni Select Auto Trust Class A2 Series 2021-A	0.290%	2/18/25	18,042	17,894
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,873,498)					2,829,759
Corporate Bonds (62.3%)
Communications (2.5%)
	AT&T Inc.	2.625%	12/1/22	864	868
	AT&T Inc.	1.700%	3/25/26	20	18
	British Telecommunications plc	4.500%	12/4/23	8,059	8,172
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.464%	7/23/22	58,882	59,011
[4]	Cox Communications Inc.	2.950%	6/30/23	43,811	43,768

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Deutsche Telekom International Finance BV	2.485%	9/19/23	1,050	1,039
	Discovery Communications LLC	2.950%	3/20/23	21,231	21,224
	Discovery Communications LLC	3.950%	6/15/25	4,258	4,223
[4]	Magallanes Inc.	3.428%	3/15/24	37,540	37,314
[4]	NTT Finance Corp.	0.373%	3/3/23	147,500	144,725
[9]	Optus Finance Pty Ltd.	3.250%	8/23/22	7,500	5,329
[4]	Sky Ltd.	3.125%	11/26/22	10,960	11,002
	Take-Two Interactive Software Inc.	3.300%	3/28/24	11,250	11,189
	TWDC Enterprises 18 Corp.	2.350%	12/1/22	24,608	24,622
[9]	Verizon Communications Inc.	3.500%	2/17/23	37,630	26,750
	Vodafone Group plc	2.500%	9/26/22	3,472	3,475
[9]	Vodafone Group plc	3.250%	12/13/22	48,840	34,694
[6,9]	Vodafone Group plc, 3M Australian Bank Bill Rate + 1.050%	1.205%	12/13/22	4,970	3,518
	Walt Disney Co.	0.304%	9/20/22	17,900	17,783
					458,724
Consumer Discretionary (4.1%)
	American Honda Finance Corp.	0.400%	10/21/22	53,271	52,905
	American Honda Finance Corp.	2.050%	1/10/23	15,691	15,644
	American Honda Finance Corp.	1.950%	5/10/23	24,393	24,198
	American Honda Finance Corp.	0.875%	7/7/23	51,135	50,062
	American Honda Finance Corp.	3.450%	7/14/23	1,355	1,365
	American Honda Finance Corp.	0.650%	9/8/23	49,057	47,646
	American Honda Finance Corp.	3.625%	10/10/23	1,550	1,563
	AutoZone Inc.	3.125%	7/15/23	14,980	15,013
[4]	BMW US Capital LLC	3.450%	4/12/23	3,099	3,122
[4]	BMW US Capital LLC	3.150%	4/18/24	10,000	9,970
[4]	Daimler Finance North America LLC	2.550%	8/15/22	23,647	23,683
[4]	Daimler Finance North America LLC	3.350%	2/22/23	3,393	3,412
[4]	Daimler Finance North America LLC	1.750%	3/10/23	17,177	17,027
[4]	Daimler Finance North America LLC	3.700%	5/4/23	400	403
	DR Horton Inc.	4.750%	2/15/23	6,266	6,340
[4]	ERAC USA Finance LLC	3.300%	10/15/22	471	473
[4]	ERAC USA Finance LLC	2.700%	11/1/23	33,025	32,756
	General Motors Co.	4.875%	10/2/23	500	510
	General Motors Co.	5.400%	10/2/23	20,612	21,187
	General Motors Financial Co. Inc.	3.150%	6/30/22	2,928	2,932
	General Motors Financial Co. Inc.	3.550%	7/8/22	21,763	21,845
	General Motors Financial Co. Inc.	3.250%	1/5/23	5,349	5,372
	General Motors Financial Co. Inc.	3.700%	5/9/23	2,898	2,915
	General Motors Financial Co. Inc.	4.250%	5/15/23	100	101
	General Motors Financial Co. Inc.	4.150%	6/19/23	975	985
	General Motors Financial Co. Inc.	1.700%	8/18/23	23,095	22,641
	Lennar Corp.	4.875%	12/15/23	8,327	8,474
	Lennar Corp.	5.875%	11/15/24	15,641	16,244
	McDonald's Corp.	3.350%	4/1/23	11,375	11,451
[4]	Nissan Motor Acceptance Co. LLC	2.650%	7/13/22	1,650	1,649
[4]	Nissan Motor Acceptance Co. LLC	2.600%	9/28/22	100	100
[4]	Nissan Motor Acceptance Co. LLC	3.450%	3/15/23	10,885	10,874
[4]	Nissan Motor Co. Ltd.	3.043%	9/15/23	34,851	34,513
	O'Reilly Automotive Inc.	3.800%	9/1/22	12,452	12,464
	Starbucks Corp.	3.100%	3/1/23	14,493	14,575
[9]	Toyota Finance Australia Ltd.	3.100%	5/19/22	10,378	7,339
	Toyota Motor Credit Corp.	2.800%	7/13/22	1,000	1,001
	Toyota Motor Credit Corp.	0.450%	7/22/22	25,630	25,565
	Toyota Motor Credit Corp.	0.400%	4/6/23	35,000	34,348
	Toyota Motor Credit Corp.	0.500%	8/14/23	9,352	9,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toyota Motor Credit Corp.	1.350%	8/25/23	4,901	4,816
	Toyota Motor Credit Corp.	2.500%	3/22/24	46,595	46,119
[9]	Volkswagen Financial Services Australia Pty Ltd.	3.500%	9/14/22	4,670	3,317
[9]	Volkswagen Financial Services Australia Pty Ltd.	3.100%	4/17/23	32,110	22,707
[6,9]	Volkswagen Financial Services Australia Pty Ltd., 3M Australian Bank Bill Rate + 1.300%	1.455%	9/14/22	16,520	11,653
[4]	Volkswagen Group of America Finance LLC	2.900%	5/13/22	49,850	49,872
[4]	Volkswagen Group of America Finance LLC	2.700%	9/26/22	20,797	20,841
[4]	Volkswagen Group of America Finance LLC	4.250%	11/13/23	8,429	8,533
[4]	Volkswagen Group of America Finance LLC	0.875%	11/22/23	6,376	6,125
					745,745
Consumer Staples (2.5%)
[4]	7-Eleven Inc.	0.625%	2/10/23	40,485	39,792
[4]	7-Eleven Inc.	0.800%	2/10/24	20,365	19,424
	Altria Group Inc.	2.950%	5/2/23	2,000	1,996
[6,9]	Anheuser-Busch InBev Worldwide Inc., 3M Australian Bank Bill Rate + 0.970%	1.105%	9/6/22	27,790	19,657
	BAT Capital Corp.	2.764%	8/15/22	2,600	2,603
	Campbell Soup Co.	3.650%	3/15/23	24,646	24,801
	Church & Dwight Co. Inc.	2.450%	8/1/22	1,659	1,663
	Clorox Co.	3.050%	9/15/22	32,499	32,569
[4]	Coca-Cola Europacific Partners plc	0.500%	5/5/23	17,000	16,557
	Conagra Brands Inc.	0.500%	8/11/23	17,500	16,919
	Constellation Brands Inc.	3.200%	2/15/23	17,617	17,701
	Constellation Brands Inc.	4.250%	5/1/23	4,611	4,673
	Dollar General Corp.	3.250%	4/15/23	62	62
	General Mills Inc.	2.600%	10/12/22	23,025	23,085
[4]	GSK Consumer Healthcare Capital US LLC	3.024%	3/24/24	35,295	34,959
	Hormel Foods Corp.	0.650%	6/3/24	5,000	4,763
[4]	JDE Peet's NV	0.800%	9/24/24	25,000	23,343
	Keurig Dr Pepper Inc.	0.750%	3/15/24	7,970	7,611
	McCormick & Co. Inc.	2.700%	8/15/22	22,999	23,048
[4]	Mondelez International Holdings Netherlands BV	2.125%	9/19/22	48,664	48,661
	Mondelez International Inc.	2.125%	3/17/24	8,475	8,305
[9]	New Zealand Milk Australasia Pty Ltd.	5.250%	5/23/22	5,000	3,541
[4]	Pernod Ricard SA	4.250%	7/15/22	17,256	17,343
	Philip Morris International Inc.	2.375%	8/17/22	1,500	1,503
	Philip Morris International Inc.	1.125%	5/1/23	25,000	24,604
	Philip Morris International Inc.	2.125%	5/10/23	1,860	1,852
[4]	Reckitt Benckiser Treasury Services plc	3.625%	9/21/23	434	437
[4]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	5,560	5,482
	Reynolds American Inc.	4.850%	9/15/23	437	446
	Sysco Corp.	2.600%	6/12/22	54	54
	Walgreens Boots Alliance Inc.	0.950%	11/17/23	14,585	14,133
					441,587
Energy (4.2%)
	BP Capital Markets America Inc.	2.750%	5/10/23	46,480	46,533
	BP Capital Markets plc	3.535%	11/4/24	2,608	2,615
	Canadian Natural Resources Ltd.	2.950%	1/15/23	26,239	26,287
	ConocoPhillips Co.	2.400%	12/15/22	13,172	13,155

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ecopetrol SA	5.875%	9/18/23	21,170	21,481
	Enbridge Inc.	2.900%	7/15/22	17,038	17,049
	Enbridge Inc.	0.550%	10/4/23	34,200	32,955
[6]	Enbridge Inc., SOFR + 0.400%	0.604%	2/17/23	20,000	19,968
[6]	Enbridge Inc., SOFR + 0.630%	0.826%	2/16/24	13,390	13,396
	Energy Transfer LP	3.600%	2/1/23	23,465	23,517
	Energy Transfer LP	4.250%	3/15/23	2,262	2,281
	Enterprise Products Operating LLC	3.350%	3/15/23	31,336	31,488
	EOG Resources Inc.	2.625%	3/15/23	51,882	51,922
	Kinder Morgan Energy Partners LP	3.950%	9/1/22	30,381	30,425
	Kinder Morgan Energy Partners LP	3.500%	9/1/23	5,191	5,207
	Kinder Morgan Inc.	3.150%	1/15/23	34,888	34,974
[4]	Kinder Morgan Inc.	5.625%	11/15/23	8,538	8,749
	MPLX LP	4.500%	7/15/23	4,000	4,044
	ONEOK Partners LP	3.375%	10/1/22	75	75
	Pertamina Persero PT	4.875%	5/3/22	74,259	74,259
	Petronas Capital Ltd.	7.875%	5/22/22	44,568	44,645
	Phillips 66	3.700%	4/6/23	12,750	12,841
	Pioneer Natural Resources Co.	0.550%	5/15/23	32,382	31,593
	Sabine Pass Liquefaction LLC	5.625%	4/15/23	3,200	3,252
[4]	Saudi Arabian Oil Co.	1.250%	11/24/23	766	744
	Saudi Arabian Oil Co.	1.250%	11/24/23	200	194
	Schlumberger Investment SA	3.650%	12/1/23	6,000	6,044
	Sinopec Group Overseas Development 2012 Ltd.	3.900%	5/17/22	25,637	25,648
	Sinopec Group Overseas Development 2013 Ltd.	4.375%	10/17/23	6,090	6,195
	Sinopec Group Overseas Development 2017 Ltd.	2.500%	9/13/22	43,647	43,602
[4]	Southern Natural Gas Co. LLC	0.625%	4/28/23	13,500	13,161
	Spectra Energy Partners LP	4.750%	3/15/24	1,129	1,152
[4]	Texas Eastern Transmission LP	2.800%	10/15/22	275	274
	Thai Oil PCL	3.625%	1/23/23	2,520	2,517
	Thaioil Treasury Center Co. Ltd.	3.625%	1/23/23	10,220	10,208
	TransCanada PipeLines Ltd.	3.750%	10/16/23	18,650	18,783
	TransCanada PipeLines Ltd.	1.000%	10/12/24	10,186	9,557
	Williams Cos. Inc.	3.350%	8/15/22	26,074	26,080
	Williams Cos. Inc.	3.700%	1/15/23	21,228	21,322
	Williams Cos. Inc.	4.300%	3/4/24	10,244	10,356
					748,548
Financials (27.8%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	7/1/22	2,831	2,841
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/23/23	52,970	52,960
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.500%	9/15/23	29,189	29,243
[6]	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, SOFR + 0.680%	0.951%	9/29/23	37,100	36,731
[4]	AIG Global Funding	2.300%	7/1/22	2,560	2,561
[4]	AIG Global Funding	0.800%	7/7/23	16,265	15,860
[4]	AIG Global Funding	0.400%	9/13/23	62,000	59,878
[4]	AIG Global Funding	0.450%	12/8/23	15,000	14,351
	Air Lease Corp.	2.625%	7/1/22	2,063	2,065
	Air Lease Corp.	3.875%	7/3/23	12,623	12,664
	Air Lease Corp.	3.000%	9/15/23	1,843	1,823
	Alleghany Corp.	4.950%	6/27/22	16,060	16,142
	Allstate Corp.	3.150%	6/15/23	7,966	8,000

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ally Financial Inc.	3.050%	6/5/23	15,227	15,197
	Ally Financial Inc.	1.450%	10/2/23	23,463	22,806
	American Express Co.	3.400%	2/27/23	34,235	34,513
	Ameriprise Financial Inc.	4.000%	10/15/23	11,775	11,920
	Aon Corp.	2.200%	11/15/22	21,990	21,960
	Aon plc	4.000%	11/27/23	28,060	28,323
[4]	ASB Bank Ltd.	3.750%	6/14/23	3,800	3,836
[4]	Athene Global Funding	2.800%	5/26/23	51,891	51,825
[4]	Athene Global Funding	1.200%	10/13/23	26,054	25,188
[4]	Athene Global Funding	0.950%	1/8/24	52,152	49,746
[9]	Australia & New Zealand Banking Group Ltd.	4.750%	5/13/27	6,994	4,941
	Banco Santander SA	0.701%	6/30/24	20,000	19,334
[6,9]	Banco Santander SA, 3M Australian Bank Bill Rate + 1.650%	1.963%	1/19/23	6,200	4,400
	Bank of America Corp.	3.300%	1/11/23	1,812	1,826
	Bank of America Corp.	2.816%	7/21/23	26,595	26,591
	Bank of America Corp.	3.004%	12/20/23	66,849	66,687
	Bank of America Corp.	3.550%	3/5/24	82,095	82,118
	Bank of America Corp.	1.486%	5/19/24	19,000	18,656
	Bank of America Corp.	0.523%	6/14/24	20,000	19,344
	Bank of Montreal	0.400%	9/15/23	134,700	130,120
	Bank of Montreal	0.450%	12/8/23	1,212	1,162
	Bank of Montreal	0.625%	7/9/24	1,800	1,696
	Bank of New York Mellon Corp.	2.661%	5/16/23	6,444	6,446
	Bank of Nova Scotia	2.375%	1/18/23	8,000	8,002
	Bank of Nova Scotia	1.950%	2/1/23	15,000	14,953
	Bank of Nova Scotia	1.625%	5/1/23	3,338	3,301
	Bank of Nova Scotia	0.400%	9/15/23	89,065	86,174
[4]	Banque Federative du Credit Mutuel SA	2.125%	11/21/22	62,997	62,907
[4]	Banque Federative du Credit Mutuel SA	3.750%	7/20/23	82,566	83,061
	Barclays Bank plc	1.700%	5/12/22	15,000	15,003
[6,9]	Barclays plc, 3M Australian Bank Bill Rate + 1.800%	1.955%	6/15/23	14,250	10,160
[4]	BNP Paribas SA	2.950%	5/23/22	3,487	3,489
[4]	BNP Paribas SA	3.500%	3/1/23	23,017	23,148
[6,9]	BNP Paribas SA, 3M Australian Bank Bill Rate + 1.750%	1.904%	12/16/22	5,650	4,013
[4]	BPCE SA	3.000%	5/22/22	65,834	65,883
[4]	BPCE SA	5.700%	10/22/23	12,210	12,515
[6,9]	BPCE SA, 3M Australian Bank Bill Rate + 1.100%	1.627%	4/26/23	9,590	6,805
	Canadian Imperial Bank of Commerce	0.450%	6/22/23	31,610	30,794
	Canadian Imperial Bank of Commerce	0.950%	6/23/23	11,994	11,745
	Canadian Imperial Bank of Commerce	2.606%	7/22/23	90,809	90,760
	Canadian Imperial Bank of Commerce	3.100%	4/2/24	4,521	4,499
	Capital One Bank USA NA	3.375%	2/15/23	59,515	59,909
	Capital One NA	2.650%	8/8/22	5,000	5,003
	Charles Schwab Corp.	2.650%	1/25/23	12,978	13,001
	Chubb INA Holdings Inc.	2.875%	11/3/22	12,990	13,034
[6,9]	Citibank NA, 3M Australian Bank Bill Rate + 0.750%	0.797%	5/20/22	25,000	17,665
	Citigroup Inc.	4.050%	7/30/22	11,613	11,678
	Citigroup Inc.	2.700%	10/27/22	26,907	26,999
	Citigroup Inc.	3.500%	5/15/23	1,950	1,962
	Citigroup Inc.	2.876%	7/24/23	57,110	57,075
	Citigroup Inc.	3.875%	10/25/23	3,500	3,549
	Citigroup Inc.	1.678%	5/15/24	10,648	10,494
	Citigroup Inc.	4.044%	6/1/24	18,000	18,099

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	0.776%	10/30/24	18,000	17,242
[4]	Cooperatieve Rabobank UA	2.625%	7/22/24	24,000	23,525
	Credit Suisse AG	0.520%	8/9/23	25,000	24,235
[4]	Credit Suisse Group AG	2.997%	12/14/23	20,620	20,559
	Credit Suisse Group Funding Guernsey Ltd.	3.800%	9/15/22	25,624	25,773
[4]	Danske Bank A/S	1.226%	6/22/24	36,006	34,066
	Danske Bank A/S	1.226%	6/22/24	4,760	4,504
	Deutsche Bank AG	3.300%	11/16/22	13,363	13,404
	Deutsche Bank AG	0.962%	11/8/23	3,700	3,566
	Development Bank of Kazakhstan JSC	4.125%	12/10/22	15,066	14,985
	Discover Bank	3.350%	2/6/23	33,861	34,037
	Discover Bank	4.200%	8/8/23	41,311	41,713
[4]	DNB Bank ASA	2.968%	3/28/25	75,000	74,100
[4]	Equitable Financial Life Global Funding	0.500%	4/6/23	50,950	49,865
	Equitable Holdings Inc.	3.900%	4/20/23	46,492	46,845
	Fidelity National Financial Inc.	5.500%	9/1/22	550	556
	Fifth Third Bancorp	4.300%	1/16/24	919	931
	First Republic Bank	2.500%	6/6/22	95,735	95,743
	First Republic Bank	1.912%	2/12/24	28,143	27,841
[4]	Five Corners Funding Trust	4.419%	11/15/23	9,989	10,117
	Franklin Resources Inc.	2.800%	9/15/22	13,642	13,695
	Globe Life Inc.	3.800%	9/15/22	155	156
	Goldman Sachs Group Inc.	0.523%	3/8/23	9,000	8,833
	Goldman Sachs Group Inc.	2.908%	6/5/23	81,422	81,408
	Goldman Sachs Group Inc.	2.905%	7/24/23	52,504	52,484
	Goldman Sachs Group Inc.	0.627%	11/17/23	4,711	4,639
	Goldman Sachs Group Inc.	1.217%	12/6/23	65,000	63,170
[6,9]	Goldman Sachs Group Inc., 3M Australian Bank Bill Rate + 1.200%	1.245%	5/16/23	2,800	1,985
[4]	Guardian Life Global Funding	3.400%	4/25/23	18,931	19,061
	HSBC Holdings plc	3.600%	5/25/23	11,000	11,099
	HSBC Holdings plc	3.033%	11/22/23	10,000	9,995
[9]	HSBC Holdings plc	3.350%	2/16/24	29,487	20,895
	HSBC Holdings plc	3.950%	5/18/24	35,682	35,833
	HSBC Holdings plc	0.732%	8/17/24	8,000	7,707
	Huntington National Bank	2.500%	8/7/22	35,000	35,018
	Huntington National Bank	3.550%	10/6/23	850	855
	Intercontinental Exchange Inc.	2.350%	9/15/22	28,947	28,985
	Intercontinental Exchange Inc.	0.700%	6/15/23	46,686	45,650
	Intercontinental Exchange Inc.	3.450%	9/21/23	1,000	1,006
	Intercontinental Exchange Inc.	4.000%	10/15/23	54,417	55,088
	International Finance Corp.	5.875%	8/15/22	2,555	2,572
	Invesco Finance plc	3.125%	11/30/22	65,722	66,242
[4]	Jackson Financial Inc.	1.125%	11/22/23	13,915	13,431
[4]	Jackson National Life Global Funding	2.375%	9/15/22	500	501
	JPMorgan Chase & Co.	3.250%	9/23/22	29,693	29,861
	JPMorgan Chase & Co.	3.200%	1/25/23	8,900	8,969
	JPMorgan Chase & Co.	3.375%	5/1/23	8,605	8,652
	JPMorgan Chase & Co.	2.700%	5/18/23	8,372	8,363
	JPMorgan Chase & Co.	0.697%	3/16/24	10,000	9,779
	JPMorgan Chase & Co.	1.514%	6/1/24	23,139	22,764
	JPMorgan Chase & Co.	0.653%	9/16/24	15,246	14,745
	KeyBank NA	2.300%	9/14/22	500	501
	KeyBank NA	0.423%	1/3/24	8,330	8,191
	Legg Mason Inc.	3.950%	7/15/24	10,000	10,112
[4]	Liberty Mutual Group Inc.	4.950%	5/1/22	2,596	2,596
[4]	Liberty Mutual Group Inc.	4.250%	6/15/23	7,000	7,055

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lincoln National Corp.	4.000%	9/1/23	4,168	4,207
[9]	Lloyds Bank plc	1.650%	8/12/22	8,750	6,183
[9]	Lloyds Banking Group plc	3.650%	3/20/23	8,970	6,378
	Lloyds Banking Group plc	1.326%	6/15/23	42,053	41,970
	Lloyds Banking Group plc	4.050%	8/16/23	77,829	78,596
	Lloyds Banking Group plc	2.907%	11/7/23	24,800	24,777
[9]	Lloyds Banking Group plc	3.900%	11/23/23	8,880	6,307
	Lloyds Banking Group plc	0.695%	5/11/24	12,375	12,017
	Loews Corp.	2.625%	5/15/23	3,000	2,998
[9]	Macquarie Bank Ltd.	1.750%	6/21/22	7,570	5,354
[6,9]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 0.750%	0.930%	6/21/22	16,750	11,836
[4]	Macquarie Group Ltd.	3.189%	11/28/23	19,113	19,114
	Marsh & McLennan Cos. Inc.	4.050%	10/15/23	4,853	4,897
[4]	MassMutual Global Funding II	2.500%	10/17/22	17,142	17,176
[4]	MassMutual Global Funding II	0.850%	6/9/23	44,362	43,396
[4]	MassMutual Global Funding II	0.480%	8/28/23	65,560	63,547
[4]	Met Tower Global Funding	0.550%	7/13/22	1,919	1,915
	MetLife Inc.	4.368%	9/15/23	2,150	2,194
[4]	Metropolitan Life Global Funding I	2.400%	6/17/22	2,240	2,243
[4]	Metropolitan Life Global Funding I	3.000%	1/10/23	5,692	5,714
[4]	Metropolitan Life Global Funding I	1.950%	1/13/23	22,000	21,940
[4]	Metropolitan Life Global Funding I	0.900%	6/8/23	54,346	53,189
[4]	Metropolitan Life Global Funding I	0.400%	1/7/24	36,380	34,631
	Mitsubishi UFJ Financial Group Inc.	2.623%	7/18/22	82,460	82,616
	Mitsubishi UFJ Financial Group Inc.	2.665%	7/25/22	3,174	3,182
	Mitsubishi UFJ Financial Group Inc.	3.455%	3/2/23	18,250	18,369
	Mitsubishi UFJ Financial Group Inc.	3.761%	7/26/23	20,000	20,190
	Mitsubishi UFJ Financial Group Inc.	2.801%	7/18/24	3,650	3,592
	Mitsubishi UFJ Financial Group Inc.	0.848%	9/15/24	35,185	33,931
	Mizuho Financial Group Inc.	2.601%	9/11/22	22,545	22,601
	Mizuho Financial Group Inc.	3.549%	3/5/23	5,500	5,535
	Mizuho Financial Group Inc.	2.721%	7/16/23	48,402	48,385
	Mizuho Financial Group Inc.	1.241%	7/10/24	5,661	5,518
	Morgan Stanley	2.750%	5/19/22	20,191	20,203
	Morgan Stanley	4.875%	11/1/22	64,824	65,685
	Morgan Stanley	3.125%	1/23/23	10,130	10,180
	Morgan Stanley	3.750%	2/25/23	26,976	27,134
	Morgan Stanley	4.100%	5/22/23	11,136	11,252
	Morgan Stanley	0.560%	11/10/23	22,323	22,014
	Morgan Stanley	0.529%	1/25/24	3,994	3,912
	Morgan Stanley	0.731%	4/5/24	15,395	14,995
	Morgan Stanley	3.737%	4/24/24	10,000	9,999
	Morgan Stanley Domestic Holdings Inc.	2.950%	8/24/22	20,888	20,924
[4]	MUFG Bank Ltd.	3.200%	2/26/23	7,960	8,004
	Nasdaq Inc.	0.445%	12/21/22	10,613	10,476
[4]	National Bank of Canada	2.150%	10/7/22	30,655	30,671
	National Bank of Canada	2.100%	2/1/23	40,826	40,667
	National Bank of Canada	0.900%	8/15/23	8,474	8,436
[4]	Nationwide Building Society	2.000%	1/27/23	53,975	53,678
	Natwest Group plc	6.125%	12/15/22	4,957	5,041
[4]	NatWest Markets plc	3.625%	9/29/22	1,351	1,357
[4]	New York Life Global Funding	2.300%	6/10/22	1,610	1,612
[4]	New York Life Global Funding	1.100%	5/5/23	12,170	11,989
[4]	New York Life Global Funding	0.550%	4/26/24	350	332
[4]	Nordea Bank Abp	4.250%	9/21/22	5,080	5,114
[4]	Nordea Bank Abp	3.750%	8/30/23	29,322	29,532
	Nordea Bank Abp	3.750%	8/30/23	12,061	12,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ORIX Corp.	2.900%	7/18/22	1,445	1,447
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.875%	7/11/22	397	399
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	4.125%	8/1/23	655	660
[4]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.900%	2/1/24	747	750
	PNC Bank NA	2.700%	11/1/22	18,577	18,624
	PNC Bank NA	3.800%	7/25/23	13,920	14,036
[4]	Pricoa Global Funding I	3.450%	9/1/23	22,549	22,708
	Principal Financial Group Inc.	3.300%	9/15/22	5,440	5,467
	Principal Financial Group Inc.	3.125%	5/15/23	6,641	6,660
[4]	Principal Life Global Funding II	0.500%	1/8/24	9,500	9,072
[4]	Protective Life Global Funding	0.502%	4/12/23	4,360	4,271
[4]	Protective Life Global Funding	1.082%	6/9/23	13,690	13,407
[4]	Protective Life Global Funding	0.391%	7/7/23	31,000	30,082
[4]	Protective Life Global Funding	0.631%	10/13/23	4,426	4,276
	Protective Life Global Funding	0.631%	10/13/23	12,200	11,786
[4]	Reliance Standard Life Global Funding II	2.625%	7/22/22	970	972
[4]	Reliance Standard Life Global Funding II	2.150%	1/21/23	19,915	19,820
[4]	Reliance Standard Life Global Funding II	3.850%	9/19/23	9,475	9,558
	Royal Bank of Canada	1.600%	4/17/23	5,794	5,742
	Royal Bank of Canada	3.700%	10/5/23	18,700	18,905
	Santander Holdings USA Inc.	3.400%	1/18/23	2,781	2,792
[4]	Skandinaviska Enskilda Banken AB	2.200%	12/12/22	19,750	19,732
[4]	Skandinaviska Enskilda Banken AB	0.550%	9/1/23	83,440	80,726
[4]	Standard Chartered plc	1.319%	10/14/23	68,973	68,317
	State Bank of India	4.500%	9/28/23	6,550	6,625
	State Street Corp.	2.653%	5/15/23	1,100	1,100
[6,9]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.660%	0.700%	8/18/22	13,000	9,191
[6,9]	Sumitomo Mitsui Banking Corp., 3M Australian Bank Bill Rate + 0.730%	0.775%	11/29/22	8,750	6,191
	Sumitomo Mitsui Financial Group Inc.	2.778%	10/18/22	31,925	32,035
	Sumitomo Mitsui Financial Group Inc.	3.102%	1/17/23	40,000	40,164
[9]	Sumitomo Mitsui Financial Group Inc.	3.604%	3/7/23	16,380	11,657
	Sumitomo Mitsui Financial Group Inc.	3.748%	7/19/23	19,030	19,182
	Sumitomo Mitsui Financial Group Inc.	3.936%	10/16/23	4,912	4,962
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.800%	9/12/23	22,300	21,601
[4]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	1,160	1,105
[4]	Swedbank AB	1.300%	6/2/23	17,950	17,635
	Toronto-Dominion Bank	0.750%	6/12/23	19,426	19,011
	Truist Financial Corp.	3.050%	6/20/22	7,214	7,220
	Truist Financial Corp.	2.200%	3/16/23	9,000	8,982
[4]	UBS Group AG	3.491%	5/23/23	45,828	45,828
[4]	UBS Group AG	2.859%	8/15/23	129,089	128,851
[4]	USAA Capital Corp.	1.500%	5/1/23	2,548	2,513
	Wells Fargo & Co.	2.625%	7/22/22	546	547
[9]	Wells Fargo & Co.	5.250%	9/7/22	13,920	9,953
	Wells Fargo & Co.	3.750%	1/24/24	40,919	41,242
	Wells Fargo & Co.	1.654%	6/2/24	55,429	54,494
	Westpac Banking Corp.	2.500%	6/28/22	380	380
[6,9]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	1.982%	6/22/28	41,700	29,646
	Willis North America Inc.	3.600%	5/15/24	15,566	15,498
					5,000,611
Health Care (6.6%)
	AbbVie Inc.	3.250%	10/1/22	27,474	27,541

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	AbbVie Inc.	3.200%	11/6/22	10,571	10,619
	AbbVie Inc.	2.300%	11/21/22	34,891	34,894
	Aetna Inc.	2.750%	11/15/22	41,965	42,027
	Aetna Inc.	2.800%	6/15/23	33,028	32,960
	AmerisourceBergen Corp.	0.737%	3/15/23	47,625	46,915
	Amgen Inc.	2.250%	8/19/23	17,000	16,889
	Anthem Inc.	3.125%	5/15/22	10,000	10,006
	Anthem Inc.	2.950%	12/1/22	11,600	11,638
	Anthem Inc.	3.300%	1/15/23	38,155	38,358
	Astrazeneca Finance LLC	0.700%	5/28/24	27,765	26,438
[4,6]	Baxter International Inc., SOFR + 0.260%	0.484%	12/1/23	42,000	41,887
[4]	Bayer US Finance II LLC	3.875%	12/15/23	21,047	21,178
	Biogen Inc.	3.625%	9/15/22	5,786	5,817
	Bristol-Myers Squibb Co.	2.000%	8/1/22	1,750	1,751
	Bristol-Myers Squibb Co.	0.537%	11/13/23	35,175	34,100
	Cardinal Health Inc.	3.200%	3/15/23	5,299	5,318
	Cigna Corp.	3.050%	11/30/22	29,047	29,186
	Cigna Corp.	3.750%	7/15/23	40,501	40,852
	Cigna Corp.	0.613%	3/15/24	10,000	9,534
	CVS Health Corp.	3.500%	7/20/22	13,425	13,439
	CVS Health Corp.	4.750%	12/1/22	1,795	1,811
	DH Europe Finance II Sarl	2.050%	11/15/22	77,443	77,406
	Gilead Sciences Inc.	3.250%	9/1/22	30,449	30,535
	Gilead Sciences Inc.	0.750%	9/29/23	26,355	25,494
	GlaxoSmithKline Capital plc	2.850%	5/8/22	5,984	5,986
	Humana Inc.	3.150%	12/1/22	25,110	25,223
	Humana Inc.	2.900%	12/15/22	62,131	62,342
	Humana Inc.	0.650%	8/3/23	30,500	29,621
	Illumina Inc.	0.550%	3/23/23	28,917	28,369
	McKesson Corp.	2.700%	12/15/22	7,947	7,962
	Merck & Co. Inc.	2.400%	9/15/22	2,500	2,503
[4]	Mylan Inc.	3.125%	1/15/23	20,916	20,918
	Mylan Inc.	4.200%	11/29/23	9,000	9,074
	PerkinElmer Inc.	0.550%	9/15/23	45,170	43,655
[4]	Roche Holdings Inc.	2.132%	3/10/25	4,770	4,620
	Royalty Pharma plc	0.750%	9/2/23	16,014	15,494
	Stryker Corp.	0.600%	12/1/23	25,000	24,097
	Takeda Pharmaceutical Co. Ltd.	4.400%	11/26/23	42,453	43,097
	Thermo Fisher Scientific Inc.	0.797%	10/18/23	20,000	19,393
[6]	Thermo Fisher Scientific Inc., SOFR + 0.350%	0.630%	4/18/23	80,000	79,891
	UnitedHealth Group Inc.	2.375%	10/15/22	14,049	14,084
	UnitedHealth Group Inc.	3.500%	6/15/23	1,624	1,642
	Viatris Inc.	1.125%	6/22/22	87,864	87,657
	Zoetis Inc.	3.250%	2/1/23	22,224	22,312
					1,184,533
Industrials (2.6%)
[9]	Australia Pacific Airports Melbourne Pty Ltd.	4.000%	9/15/22	5,000	3,543
	Block Financial LLC	5.500%	11/1/22	8,000	8,000
	Boeing Co.	2.700%	5/1/22	55,731	55,731
	Boeing Co.	1.167%	2/4/23	44,000	43,416
	Boeing Co.	4.508%	5/1/23	31,581	31,955
	Caterpillar Financial Services Corp.	1.900%	9/6/22	21,180	21,216
	CNH Industrial Capital LLC	1.950%	7/2/23	2,879	2,838
	CNH Industrial Capital LLC	4.200%	1/15/24	190	192
	CNH Industrial NV	4.500%	8/15/23	638	647
[4]	Daimler Trucks Finance North America LLC	1.125%	12/14/23	10,695	10,333

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Huntington Ingalls Industries Inc.	0.670%	8/16/23	28,200	27,271
	L3Harris Technologies Inc.	3.850%	6/15/23	22,215	22,408
	Norfolk Southern Corp.	3.850%	1/15/24	1,000	1,009
	Northrop Grumman Corp.	3.250%	8/1/23	7,654	7,684
[9]	QPH Finance Co. Pty Ltd.	3.750%	6/7/23	9,520	6,775
	Quanta Services Inc.	0.950%	10/1/24	10,565	9,884
	Rockwell Automation Inc.	0.350%	8/15/23	29,100	28,252
	Ryder System Inc.	2.875%	6/1/22	18,574	18,588
	Ryder System Inc.	2.500%	9/1/22	12,800	12,800
	Ryder System Inc.	3.875%	12/1/23	17,810	17,951
	Southwest Airlines Co.	4.750%	5/4/23	90,363	91,808
[5]	Southwest Airlines Co. Series 2007-1 Pass Through Trust	6.650%	8/1/22	300	302
	Teledyne Technologies Inc.	0.650%	4/1/23	550	538
	Union Pacific Corp.	2.950%	1/15/23	23,297	23,388
[5,8]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	16	16
	Waste Management Inc.	0.315%	8/15/22	25,000	24,893
	Waste Management Inc.	2.900%	9/15/22	4,075	4,081
					475,519
Materials (0.9%)
	Berry Global Inc.	0.950%	2/15/24	5,500	5,252
	Carlisle Cos. Inc.	0.550%	9/1/23	9,310	8,996
	Corp. Nacional del Cobre de Chile	3.000%	7/17/22	2,992	2,985
	DuPont de Nemours Inc.	4.205%	11/15/23	15,541	15,755
	Eastman Chemical Co.	3.600%	8/15/22	54	54
	GC Treasury Center Co. Ltd.	4.250%	9/19/22	4,930	4,951
	Georgia-Pacific LLC	8.000%	1/15/24	13,574	14,652
	Indonesia Asahan Aluminium Persero PT	5.710%	11/15/23	35,874	36,923
[4]	International Flavors & Fragrances Inc.	0.697%	9/15/22	3,035	3,018
	Linde Inc.	2.200%	8/15/22	25	25
	LYB International Finance BV	4.000%	7/15/23	12,255	12,380
	Martin Marietta Materials Inc.	0.650%	7/15/23	15,000	14,620
	Nucor Corp.	4.125%	9/15/22	4,237	4,249
	Nutrien Ltd.	3.150%	10/1/22	10,516	10,544
	Nutrien Ltd.	1.900%	5/13/23	12,461	12,324
	PPG Industries Inc.	3.200%	3/15/23	7,000	7,025
					153,753
Real Estate (1.8%)
	American Tower Corp.	3.500%	1/31/23	1,230	1,238
	American Tower Corp.	3.000%	6/15/23	12,640	12,626
	AvalonBay Communities Inc.	2.850%	3/15/23	17,450	17,450
	AvalonBay Communities Inc.	4.200%	12/15/23	25,272	25,591
	Boston Properties LP	3.125%	9/1/23	20,350	20,361
	Boston Properties LP	3.800%	2/1/24	7,472	7,534
	Camden Property Trust	2.950%	12/15/22	41,799	41,935
	Crown Castle International Corp.	3.150%	7/15/23	10,750	10,741
	ERP Operating LP	3.000%	4/15/23	68,415	68,674
	Essex Portfolio LP	3.250%	5/1/23	8,470	8,480
	Essex Portfolio LP	3.875%	5/1/24	1,050	1,055
	Federal Realty Investment Trust	2.750%	6/1/23	1,800	1,792
	Federal Realty Investment Trust	3.950%	1/15/24	20,984	21,114
	Kimco Realty Corp.	3.500%	4/15/23	1,160	1,167
	Kimco Realty Corp.	3.125%	6/1/23	14,385	14,388
	Mid-America Apartments LP	4.300%	10/15/23	3,100	3,138
	Public Storage	2.370%	9/15/22	9,410	9,426
[6]	Public Storage, SOFR + 0.470%	0.749%	4/23/24	8,845	8,821
	Realty Income Corp.	4.600%	2/6/24	5,050	5,144

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.750%	6/1/23	17,465	17,447
	Simon Property Group LP	3.750%	2/1/24	9,989	10,074
	Ventas Realty LP	3.500%	4/15/24	2,371	2,365
	Welltower Inc.	4.500%	1/15/24	9,995	10,138
	Welltower Inc.	3.625%	3/15/24	1,495	1,495
					322,194
Technology (2.2%)
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.625%	1/15/24	17,246	17,338
	Dell International LLC / EMC Corp.	5.450%	6/15/23	6,619	6,763
	Equifax Inc.	3.300%	12/15/22	14,895	14,949
	Equifax Inc.	3.950%	6/15/23	2,175	2,194
	Fidelity National Information Services Inc.	0.375%	3/1/23	50,000	49,009
	Global Payments Inc.	3.750%	6/1/23	8,895	8,937
[9]	Intel Corp.	4.000%	12/1/22	29,460	21,051
	Moody's Corp.	2.625%	1/15/23	17,654	17,673
[4]	NXP BV / NXP Funding LLC	4.625%	6/1/23	640	648
	Oracle Corp.	2.500%	5/15/22	8,387	8,390
	Oracle Corp.	2.500%	10/15/22	11,803	11,813
	Oracle Corp.	2.400%	9/15/23	68,376	67,734
	PayPal Holdings Inc.	2.200%	9/26/22	59,056	59,167
	Roper Technologies Inc.	0.450%	8/15/22	10,000	9,951
	Roper Technologies Inc.	3.650%	9/15/23	3,087	3,106
	Skyworks Solutions Inc.	0.900%	6/1/23	80,121	78,158
	VMware Inc.	0.600%	8/15/23	17,495	16,929
					393,810
Utilities (7.1%)
	Abu Dhabi National Energy Co. PJSC	3.875%	5/6/24	10,100	10,187
	American Electric Power Co. Inc.	0.750%	11/1/23	10,000	9,639
	Atmos Energy Corp.	0.625%	3/9/23	9,260	9,110
[9]	AusNet Services Holdings Pty Ltd.	5.750%	6/28/22	33,130	23,569
	Baltimore Gas and Electric Co.	2.800%	8/15/22	4,445	4,447
	Baltimore Gas and Electric Co.	3.350%	7/1/23	4,810	4,815
	Black Hills Corp.	1.037%	8/23/24	9,000	8,514
	CenterPoint Energy Houston Electric LLC	2.250%	8/1/22	2,000	1,997
	CenterPoint Energy Inc.	2.500%	9/1/24	10,182	9,925
	CenterPoint Energy Resources Corp.	0.700%	3/2/23	8,046	7,901
	Consolidated Edison Inc.	0.650%	12/1/23	34,357	33,038
	Dominion Energy Inc.	2.750%	9/15/22	40,140	40,152
[4]	Dominion Energy Inc.	2.450%	1/15/23	69,850	69,610
[6]	Dominion Energy Inc., 3M USD LIBOR + 0.530%	1.356%	9/15/23	6,090	6,075
	DTE Energy Co.	0.550%	11/1/22	60,220	59,705
	DTE Energy Co.	2.250%	11/1/22	25,900	25,883
	Duke Energy Corp.	2.400%	8/15/22	14,109	14,121
	Duke Energy Corp.	3.050%	8/15/22	9,087	9,089
	Duke Energy Corp.	3.950%	10/15/23	447	450
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	9,867	9,905
	Edison International	2.400%	9/15/22	3,001	2,989
	Edison International	2.950%	3/15/23	2,023	2,014
	Enel Finance America LLC	0.356%	5/12/22	24,340	24,330
	Enel Finance America LLC	0.351%	5/18/22	29,000	28,982
	Enel Finance America LLC	0.356%	5/19/22	19,400	19,387
	Enel Finance America LLC	0.321%	6/14/22	48,030	47,948
	Enel Finance America LLC	0.322%	6/17/22	47,930	47,842
	Enel Finance America LLC	0.403%	8/5/22	40,000	39,825
[4]	Engie SA	2.875%	10/10/22	4,640	4,648
	Entergy Corp.	4.000%	7/15/22	7,719	7,731

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Entergy Louisiana LLC	0.620%	11/17/23	26,750	25,831
[6,9]	ETSA Utilities Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.020%	1.065%	8/29/22	14,900	10,539
	Eversource Energy	2.800%	5/1/23	44,715	44,707
[6]	Eversource Energy, SOFR + 0.250%	0.439%	8/15/23	32,600	32,514
	Exelon Corp.	3.497%	6/1/22	15,132	15,132
	MidAmerican Energy Co.	3.700%	9/15/23	10,719	10,807
	NextEra Energy Capital Holdings Inc.	0.650%	3/1/23	53,300	52,466
[6]	NextEra Energy Capital Holdings Inc., 3M USD LIBOR + 0.270%	0.750%	2/22/23	40,000	39,913
[6]	NextEra Energy Capital Holdings Inc., SOFR + 0.400%	0.680%	11/3/23	37,700	37,480
	NTPC Ltd.	4.750%	10/3/22	18,624	18,730
	ONE Gas Inc.	0.850%	3/11/23	65,000	64,077
	PECO Energy Co.	2.375%	9/15/22	3,595	3,598
	Public Service Enterprise Group Inc.	2.650%	11/15/22	78,040	78,132
	Southern California Edison Co.	0.700%	4/3/23	20,000	19,572
	Southern California Edison Co.	0.700%	8/1/23	2,150	2,090
	Southern California Edison Co.	3.500%	10/1/23	10,000	10,029
[6]	Southern California Edison Co., SOFR + 0.350%	0.615%	6/13/22	24,020	24,021
	Southern Co. Gas Capital Corp.	2.450%	10/1/23	8,325	8,245
	State Grid Overseas Investment 2013 Ltd.	3.125%	5/22/23	17,729	17,760
	State Grid Overseas Investment BVI Ltd.	2.750%	5/4/22	41,127	41,127
[4]	State Grid Overseas Investment BVI Ltd.	3.750%	5/2/23	32,647	32,916
[9]	United Energy Distribution Pty Ltd.	3.500%	9/12/23	16,230	11,553
	Virginia Electric and Power Co.	3.450%	9/1/22	47,651	47,707
	Virginia Electric and Power Co.	2.750%	3/15/23	30,143	30,202
	WEC Energy Group Inc.	0.550%	9/15/23	13,710	13,256
					1,276,232
Total Corporate Bonds (Cost $11,417,391)					11,201,256
Sovereign Bonds (2.8%)
	APICORP Sukuk Ltd.	3.141%	11/1/22	40,788	40,972
	Corp. Andina de Fomento	4.375%	6/15/22	15,419	15,460
	Corp. Andina de Fomento	2.375%	5/12/23	10,000	9,949
[4]	Development Bank of Kazakhstan JSC	4.125%	12/10/22	940	933
	Export-Import Bank of India	4.000%	1/14/23	28,218	28,340
	Kingdom of Morocco	4.250%	12/11/22	1,800	1,809
[10]	Korea Monetary Stabilization Bond	0.880%	7/9/22	120,000,000	95,427
[10]	Korea Monetary Stabilization Bond	1.080%	9/9/22	190,000,000	150,990
	Perusahaan Penerbit SBSN Indonesia III	3.300%	11/21/22	19,409	19,482
	Republic of Chile	2.250%	10/30/22	15,340	15,356
	Republic of Colombia	2.625%	3/15/23	31,180	30,856
	Republic of Croatia	5.500%	4/4/23	10,662	10,900
	Republic of Guatemala	5.750%	6/6/22	7,590	7,605
	Republic of Hungary	5.375%	2/21/23	38,892	39,621
	Republic of Hungary	5.750%	11/22/23	8,000	8,270
	Republic of Indonesia	2.950%	1/11/23	2,500	2,504
	Republic of Panama	4.000%	9/22/24	13,047	13,140
	State of Israel	4.000%	6/30/22	300	302
	State of Qatar	3.875%	4/23/23	10,000	10,118
Total Sovereign Bonds (Cost $521,542)					502,034

		Coupon		Shares	Market Value ($000)
Temporary Cash Investments (15.2%)
Money Market Fund (5.9%)
[11]	Vanguard Market Liquidity Fund	0.409%		10,605,216	1,060,416
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.3%)
	United States Treasury Bill	0.985%–1.000%	2/23/23	1,000,000	985,810
	United States Treasury Bill	2.028%–2.043%	4/20/23	700,000	686,135
					1,671,945
Total Temporary Cash Investments (Cost $2,738,495)					2,732,361
Total Investments (98.3%) (Cost $17,964,734)					17,669,244
Other Assets and Liabilities—Net (1.7%)					310,935
Net Assets (100%)					17,980,179
Cost is in $000.
1	Securities with a value of $668,000 have been segregated as initial margin for open centrally cleared swap contracts.
2	Securities with a value of $2,391,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $29,000 have been segregated as collateral for open forward currency contracts.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, the aggregate value was $3,843,013,000, representing 21.4% of net assets.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
8	Security value determined using significant unobservable inputs.
9	Face amount denominated in Australian dollars.
10	Face amount denominated in Korean won.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
LIBOR—London Interbank Offered Rate.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2022	5,461	1,151,247	(2,102)

Futures Contracts (continued)
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)

Short Futures Contracts
AUD 3-Year Treasury Bond	June 2022	(956)	(73,612)	1,603
5-Year U.S. Treasury Note	June 2022	(1,005)	(113,235)	2,495
				4,098
				1,996

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
JPMorgan Chase Bank, N.A.	6/15/22	AUD	12,503	USD	8,919	—	(78)
State Street Bank & Trust Co.	6/15/22	AUD	8,630	USD	6,181	—	(79)
Bank of America, N.A.	6/15/22	AUD	3,560	USD	2,528	—	(11)
Standard Chartered Bank	6/15/22	AUD	267	USD	191	—	(3)
Bank of New York	6/15/22	AUD	127	USD	92	—	(2)
Royal Bank of Canada	6/15/22	EUR	22	USD	24	—	(1)
BNP Paribas	6/15/22	EUR	11	USD	12	—	—
State Street Bank & Trust Co.	6/15/22	GBP	2,992	USD	3,906	—	(144)
Royal Bank of Canada	6/15/22	USD	288,604	AUD	388,599	13,808	—
State Street Bank & Trust Co.	6/15/22	USD	143,517	AUD	191,400	8,170	—
State Street Bank & Trust Co.	6/15/22	USD	3,888	GBP	2,990	128	—
BNP Paribas	9/15/22	USD	285,052	KRW	321,000,000	28,874	—
						50,980	(318)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
KRW—Korean won.
USD—U.S. dollar.
At April 30, 2022, the counterparties had deposited in segregated accounts securities with a value of $40,447,000 and cash of $12,890,000 in connection with open forward currency contracts.
Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Purchased
CDX-NA-IG-S35-V1	12/23/25	USD	60,000	(1.000)	(776)	649
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
F. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
G.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of April 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	403,834	—	403,834
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,829,759	—	2,829,759
Corporate Bonds	—	11,201,240	16	11,201,256
Sovereign Bonds	—	502,034	—	502,034
Temporary Cash Investments	1,060,416	1,671,945	—	2,732,361
Total	1,060,416	16,608,812	16	17,669,244
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,098	—	—	4,098
Forward Currency Contracts	—	50,980	—	50,980
Swap Contracts	649[1]	—	—	649
Total	4,747	50,980	—	55,727
Liabilities
Futures Contracts[1]	2,102	—	—	2,102
Forward Currency Contracts	—	318	—	318
Total	2,102	318	—	2,420
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.